Summary of Significant Accounting Policies - Disclosure of Effect of Changes in Foreign Exchange Rates (Details)	12 Months Ended
	Mar. 31, 2025 SGD ($) GBP (£) EUR (€) CNY (¥)	Mar. 31, 2024 EUR (€) SGD ($) GBP (£) CNY (¥)	Mar. 31, 2023 CNY (¥) SGD ($) EUR (€) GBP (£)
British Pound
Disclosure of reclassifications or changes in presentation [line items]
Closing rate | £	0.795	0.791	0.807
Average rate | £	0.784	0.796	0.83
Euro
Disclosure of reclassifications or changes in presentation [line items]
Closing rate | €	0.959	0.926	0.917
Average rate | €	0.931	0.92	0.958
Singapore Dollar
Disclosure of reclassifications or changes in presentation [line items]
Closing rate | $	1.343	1.349	1.328
Average rate | $	1.338	1.345	1.352
Renminbi
Disclosure of reclassifications or changes in presentation [line items]
Closing rate | ¥	7.286	7.22	6.873
Average rate | ¥	7.217	7.165	6.889